Financial assets and liabilities - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 64,227,131	R$ 66,455,426	R$ 56,904,654
Current	3,918,720	4,403,148
Non-current	60,308,411	62,052,278
Cosan corporate
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 21,740,912	29,324,600
Cosan corporate | Debentures | CDI + 1.28%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.28%
Interest Rate	16.37%
Loans, borrowings and debentures	R$ 11,548,920	10,554,301
Cosan corporate | Debentures | IPCA + 5.75%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.75%
Interest Rate	10.27%
Loans, borrowings and debentures	R$ 452,845	433,499
Cosan corporate | Perpetual notes | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	8.25%
Loans, borrowings and debentures	R$ 2,785,877	3,135,174
Cosan corporate | Senior Notes [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	6.48%
Loans, borrowings and debentures	R$ 5,924,649	14,181,589
Cosan corporate | Commercial bank notes [member] | CDI + 1.77%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.77%
Interest Rate	16.94%
Loans, borrowings and debentures	R$ 1,028,621	1,020,037
Compass
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 15,320,794	14,449,033
Compass | BNDES | IPCA + 4.69%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.69%
Interest Rate	9.16%
Loans, borrowings and debentures	R$ 2,794,449	3,034,743
Compass | BNDES | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	7.89%
Loans, borrowings and debentures	R$ 216,351
Compass | Loan 4.131 | VC + 4.04%
Disclosure of detailed information about borrowings [line items]
Interest, Index	VC + 4.04%
Interest Rate	4.04%
Loans, borrowings and debentures	R$ 828,619	2,695,565
Compass | Loan 4.131 | CDI + 0.78%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.78%
Interest Rate	15.80%
Loans, borrowings and debentures	R$ 392,139
Compass | Debentures | CDI + 0.74%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.74%
Interest Rate	15.54%
Loans, borrowings and debentures	R$ 5,551,081	5,378,989
Compass | Debentures | IPCA + 6.42%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.42%
Interest Rate	10.96%
Loans, borrowings and debentures	R$ 5,102,678	2,956,899
Compass | Debentures | IGPM + 6.10%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Interest Rate	6.10%
Loans, borrowings and debentures	R$ 380,797	382,837
Compass | Private business Note [member] | CDI + 1.20%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.20%
Interest Rate	16.28%
Loans, borrowings and debentures	R$ 54,680
Moove
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 4,041,588	3,558,575
Moove | Loan 4.131 | CDI + 0.50%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.50%
Interest Rate	14.89%
Loans, borrowings and debentures	R$ 571,160
Moove | Credit Note export [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	4.52%
Loans, borrowings and debentures	R$ 274,252
Moove | Credit Note export [member] | SOFR + 1.30%
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.30%
Interest Rate	5.54%
Loans, borrowings and debentures	R$ 282,516	316,442
Moove | Offshore loan 4.131 [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	5.50%
Loans, borrowings and debentures		15,729
Moove | Acquisition Finance [member] | SOFR + 1.50%
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.50%
Interest Rate	5.74%
Loans, borrowings and debentures	R$ 2,104,141	2,346,950
Moove | Working capital | SONIA + 1.30%
Disclosure of detailed information about borrowings [line items]
Interest, Index	SONIA + 1.30%
Interest Rate	5.52%
Loans, borrowings and debentures	R$ 259,908	272,318
Moove | Export Prepayment | SOFR + 1.40%
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.40%
Interest Rate	5.64%
Loans, borrowings and debentures	R$ 549,611	607,136
Rumo
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 23,123,837	19,123,218
Rumo | Export Credit Agency (“ECA”) | Euribor + 0.58%
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Interest Rate	2.69%
Loans, borrowings and debentures	R$ 19,543	38,525
Rumo | Debentures | CDI + 0.70%
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.70%
Interest Rate	15.70%
Loans, borrowings and debentures	R$ 261,172
Rumo | Debentures | IPCA + 5.71%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.71%
Interest Rate	10.23%
Loans, borrowings and debentures	R$ 14,906,454	10,722,182
Rumo | Senior Notes [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed rate
Interest Rate	4.73%
Loans, borrowings and debentures	R$ 5,145,878	5,049,973
Rumo | BNDES (Finem) [member] | URTJLP + 2.06%
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP + 2.06%
Interest Rate	11.21%
Loans, borrowings and debentures	R$ 1,428,087	1,861,658
Rumo | BNDES (Finem) [member] | TR
Disclosure of detailed information about borrowings [line items]
Interest, Index	TR
Interest Rate	1.21%
Loans, borrowings and debentures	R$ 27,005
Rumo | BNDES (Finem) [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Interest Rate	4.12%
Loans, borrowings and debentures	R$ 27,050
Rumo | NCE [Member]
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures		276,661
Rumo | Bank Credit | IPCA + 0.94%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 0.94%
Interest Rate	5.25%
Loans, borrowings and debentures	R$ 814,423	874,513
Rumo | ACF | IPCA + 6.48%
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.48%
Interest Rate	11.03%
Loans, borrowings and debentures	R$ 494,225	R$ 299,706